Basis of presentation and summary of significant accounting policies - Schedule of changes in presentation of consolidated statement of cash flow (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net cash flows provided by operating activities	$ 194,909	$ 172,430
Cash flows from financing activities
Net cash provided by financing activities	$ (331,923)	(648,142)
As Previously Reported [Member]
Cash flows from operating activities
Settlement receivables, net		2,090
Funds payable and amounts due to customers		(529,888)
Net cash flows provided by operating activities		(355,368)
Cash flows from financing activities
Settlement funds - merchants and customers, net		0
Net cash provided by financing activities		(120,344)
Adjustment [Member]
Cash flows from operating activities
Settlement receivables, net		(2,090)
Funds payable and amounts due to customers		529,888
Net cash flows provided by operating activities		527,798
Cash flows from financing activities
Settlement funds - merchants and customers, net		(527,798)
Net cash provided by financing activities		(527,798)
As Adjusted [Member]
Cash flows from operating activities
Settlement receivables, net		0
Funds payable and amounts due to customers		0
Net cash flows provided by operating activities		172,430
Cash flows from financing activities
Settlement funds - merchants and customers, net		(527,798)
Net cash provided by financing activities		$ (648,142)